Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 1.0	$ 2,514.8	$ 1,176.8	$ (8.9)	$ (1,224.3)	$ 2,459.4
Balance (in shares) at Dec. 31, 2008	103,756,138
Comprehensive Income:
Net earnings / (loss)			(9.2)
Foreign currency translation				107.0
Unrealized gain / (loss) on investments, net of tax				4.3
Reclassification to earnings of loss on derivatives, net of tax				4.3
Unrealized gain / (loss) on derivatives, net of tax				0.3
Defined benefit pension plans and retiree health care plan, net of tax				(0.1)
Total comprehensive income / (loss)						106.6
Issuances under equity plans, including tax benefits (in shares)	641,827
Issuances under equity plans, including tax benefits		15.5			(0.9)	14.6
Share-based compensation expense - TOTAL		17.5				17.5
Dividends			(58.0)			(58.0)
Other		(3.6)				(3.6)
Balance at Dec. 31, 2009	1.0	2,544.2	1,109.6	106.9	(1,225.2)	2,536.5
Balance (in shares) at Dec. 31, 2009	104,397,965
Comprehensive Income:
Net earnings / (loss)			(263.6)
Foreign currency translation				(14.4)
Unrealized gain / (loss) on investments, net of tax				1.4
Defined benefit pension plans and retiree health care plan, net of tax				(6.9)
Total comprehensive income / (loss)						(283.5)
Issuances under equity plans, including tax benefits (in shares)	699,244
Issuances under equity plans, including tax benefits		26.2			2.2	28.4
Issuance for business acquisition (in shares)	3,197,396
Issuance for business acquisition	0.1	188.4				188.5
Share-based compensation expense - TOTAL		24.1				24.1
Dividends			(60.8)			(60.8)
Repurchases of common stock					(34.8)	(34.8)
Other		(1.2)				(1.2)
Balance at Dec. 31, 2010	1.1	2,781.7	785.2	87.0	(1,257.8)	2,397.2
Balance (in shares) at Dec. 31, 2010	108,294,605
Comprehensive Income:
Net earnings / (loss)			251.6
Foreign currency translation				(42.3)
Unrealized gain / (loss) on investments, net of tax				0.2
Defined benefit pension plans and retiree health care plan, net of tax				(9.6)
Total comprehensive income / (loss)						199.9
Issuances under equity plans, including tax benefits (in shares)	781,732
Issuances under equity plans, including tax benefits		33.1			(2.3)	30.8
Share-based compensation expense - TOTAL		31.4				31.4
Dividends			(65.1)			(65.1)
Repurchases of common stock					(104.5)	(104.5)
Other		(6.3)				(6.3)
Balance at Dec. 31, 2011	$ 1.1	$ 2,839.9	$ 971.7	$ 35.3	$ (1,364.6)	$ 2,483.4
Balance (in shares) at Dec. 31, 2011	109,076,337